Discontinued operations and assets and liabilities of disposal groups (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued operations and assets and liabilities of disposal groups
Schedules relating to discontinued operations

(a) Profit/(loss) from discontinued operations, net of tax

	2017	2016	2015
	£m	£m	£m
Citizens
Interest receivable	—	—	1,433
Interest payable	—	—	(144)
Net interest income	—	—	1,289
Non-interest income	—	—	615
Total income	—	—	1,904
Operating expenses	—	—	(1,181)
Profit before impairment losses	—	—	723
Impairment losses	—	—	(103)
Operating profit before tax	—	—	620
Tax charge	—	—	(212)
Profit after tax	—	—	408
Provision for gain on disposal of subsidiary	—	—	10
Gain on disposal of subsidiary	—	—	1,147
Provision for loss on disposal of interest in associate	—	—	(130)
Gain on disposal of interest in associate	—	—	90
Profit from Citizens discontinued operation, net of tax	—	—	1,525
Other
Profit from other discontinued operations, net of tax	—	—	16
Total profit from discontinued operations, net of tax	—	—	1,541

(b) Operating cash flows attributable to discontinued operations

	2017	2016	2015
	£m	£m	£m
Net cash flows from operating activities	—	—	(57)
Net cash flows from investing activities	—	—	(6)
Net cash flows from financing activities	—	—	10
Net decrease in cash and cash equivalents	—	—	(58)

(c) Assets and liabilities of disposal groups

	2017	2016
	£m	£m
Assets of disposal groups
Loans and advances to banks	10	13
Property, plant and equipment	185	—
	195	13

Liabilities of disposal groups
Other liabilities	10	15
	10	15